Goodwill and Intangible Assets - Intangible Assets (Details) (USD $)	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012
Finite-Lived Intangible Assets, Net [Abstract]
Average Useful life	3 years	4 years
Accumulated Amortization	$ 26,640,000		$ 77,614,000
Gross Carrying Value	49,737,000		171,596,000
Net Carrying Amount	23,097,000		93,982,000
Amortization expense	8,300,000	7,700,000
Internal software development costs [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Average Useful life	3 years	3 years
Accumulated Amortization	3,513,000		22,329,000
Gross Carrying Value	5,010,000		37,765,000
Net Carrying Amount	1,497,000		15,436,000
Computer software [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Average Useful life	3 years	3 years
Accumulated Amortization	18,299,000		17,774,000
Gross Carrying Value	30,453,000		51,492,000
Net Carrying Amount	12,154,000		33,718,000
Licenses and Intellectual Property [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Average Useful life	4 years 3 months 18 days	5 years
Accumulated Amortization	3,270,000		19,233,000
Gross Carrying Value	4,286,000		24,491,000
Net Carrying Amount	1,016,000		5,258,000
Trademark, trade name and non-compete [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Average Useful life	1 year	3 years
Accumulated Amortization	518,000		2,425,000
Gross Carrying Value	1,046,000		6,960,000
Net Carrying Amount	528,000		4,535,000
Customer Relationships [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Average Useful life	4 years	6 years
Accumulated Amortization	1,040,000		6,552,000
Gross Carrying Value	8,942,000		25,360,000
Net Carrying Amount	7,902,000		18,808,000
Developed Technology [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Average Useful life	3 years	5 years
Accumulated Amortization	0		9,301,000
Gross Carrying Value	0		25,528,000
Net Carrying Amount	$ 0		$ 16,227,000